Provisions	12 Months Ended
Dec. 31, 2019
Provisions
Provisions

Note 21. Provisions

Skr mn	Dec 31, 2019	Dec 31, 2018
Pension liabilities(1)	83	80
Long term employee benefit	6	3
Off balance, expected credit losses(2)	4	2
Total	93	85
(1)	See note 5.
(2)	Provisions for expected credit losses are on the off-balance-sheet, in accordance with IFRS 9. See note 9.